Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2018
Selling, General and Administrative Expense [Abstract]
Selling, general and administrative expenses
Selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018	2017	2016
Personnel expenses	$132,694	$156,726	$149,505
Share-based compensation	95,176	107,719	102,843
Travel expenses	21,790	19,774	21,201
Professional services	24,264	28,585	30,983
Office expenses	14,784	16,105	20,703
Directors’ expenses	3,169	3,345	3,051
Other expenses	13,349	16,037	22,726
	$305,226	$348,291	$351,012